October 24, 1995


Securities and Exchange Commission
450 5th Street, N.W.
Washington, D.C. 20549-1004

Re: Rule 24f-2 Notice for Templeton Foreign Fund & U.S. Treasury Trust,
    Series 1, File No. 33-37479


Gentlemen:

As sponsor of Templeton Foreign & U.S. Treasury Trust, Series 1, we are submitting the information required by Rule 24f-2 promulgated under the investment Company Act of 1940, as amended. We also are enclosing the opinion of counsel specified in paragraph (b)(1)(v)of said Rule.
The filing fee indicated below has been, or will be, sent by wire transfer to the SEC's account in payment of the fee prescribed by paragraph (c) of said Rule.

(i)   Fiscal year for which notice is filed: Year ended
      August 31, 1995
(ii) Number of securities registered other than pursuant to Rule 24f-2 and remaining unsold at the beginning of the above fiscal year: 0
(iii) Number of securities registered other than pursuant to Rule 24f-2 during the above fiscal year: 0
(iv)  Number of securities sold during the above fiscal year:
      2,348,186
(v) Number of securities sold in reliance upon registration pursuant to Rule 24f-2 during the above fiscal year*:
      2,348,186
___________________________________
(1)   Aggregate sales price to the public
      of securities sold in reliance upon
      registration pursuant to Rule 24f-2:       $2,885,709.90
(2)   Less actual aggregate redemption or
      repurchase price of securities during
      the fiscal year:                           $2,873,025.74
(3)   Plus actual aggregate redemption or
      repurchase price of securities
      previously applied in filings pursuant
      to Section 24(e)(1):                             -0-

                                                 $12,684.16

       Amount of filing fee computed at one
       twenty-ninth of one percent (1/29 of 1%)
       of above total:                           $   4.37

 Very truly yours,

 Nike Securities L.P.

 By
   Carlos E. Nardo
   Senior Vice President